Cover	Feb. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2023
Entity Registrant Name	HANCOCK PARK CORPORATE INCOME, INC.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01185
Entity Tax Identification Number	81-0850535
Entity Address, Address Line One	10 S. Wacker Drive
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	734-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001661306
Amendment Flag	false